CONSOLIDATED STATEMENTS OF CASHFLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	¥ 643,009	$ 93,230	¥ 212,366	¥ (430,988)
Adjustments to reconcile net (loss)/income to net cash generated from operating activities:
Share-based compensation	7,181	1,041	768	29,748
Depreciation and amortization	46,684	6,769	37,916	40,267
Loss on disposal of property, equipment and land use right	1,662	241	5,431	7,622
(Gain)/loss from equity method investments	(6,453)	(936)	4,886	(1,349)
Loss from fair value change of long-term investments	391	57
Impairment loss on long-term investments	500	72	5,000	882
Gain from disposal of subsidiaries	(1,390)	(202)	(43,967)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	77,751	11,273	(24,915)	63,692
Deferred costs	76,648	11,113	129,879	120,683
Right-of-use asset	87,692	12,714	126,542	110,114
Deferred tax assets	12,466	1,807	(26,249)	72,498
Other non-current assets	4,180	606	2,555	88
Accrued expenses and other current liabilities	(178,944)	(25,944)	(22,570)	172,210
Deferred revenue	(656,974)	(95,252)	(646,692)	(204,327)
Lease liabilities	(84,534)	(12,256)	(144,797)	(93,242)
Deferred tax liabilities	(15,798)	(2,290)	6,562	(72,734)
Other non-current liabilities	(4,927)	(714)	4,034	(3,805)
Net cash (used in)/generated from operating activities	9,144	1,329	(373,251)	(188,641)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment for long-term investments	(13,107)	(1,900)	(638)	(25,400)
Cash received from investee due to capital reduction				1,800
Purchase of short-term investments	(1,244,636)	(180,455)	(1,833,650)	(2,195,567)
Proceeds from maturity of short-term investments	1,357,856	196,871	2,166,910	1,895,897
Proceeds from disposal of land use right			13,796
Acquisition of property and equipment	(3,243)	(470)	(13,682)	(12,429)
Acquisition of intangible assets			(2,854)	(880)
Acquisition of land use right				(13,655)
Proceeds from disposal of property and equipment	75	11		25
Proceeds from disposal of subsidiaries, net of cash	(886)	(128)	15,202
Loan to employees			(2,504)
Repayment of loan to employees	123	18	101	903
Net cash (used in)/generated from investing activities	96,182	13,947	342,681	(349,306)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from a bank loan			61,540
Payment for cash dividend	(32,562)	(4,721)
Share repurchase	(6,742)	(977)	(4,866)	(26,579)
Repayment made to acquire buildings			(61,540)
Proceeds from exercise of share options	10,047	1,457
Repayment of bank loans	(38,654)	(5,604)	(34,038)	(32,500)
Net cash used in financing activities	(67,911)	(9,845)	(38,904)	(59,079)
Effect of exchange rate changes	43,266	6,266	(14,513)	(44,490)
Net (decrease)/increase in cash, cash equivalents and restricted cash	80,681	11,697	(83,987)	(641,516)
Cash, cash equivalents and restricted cash at beginning of the year	676,723	98,116	760,710	1,402,226
Cash, cash equivalents and restricted cash at end of the year	757,404	109,813	676,723	760,710
Supplemental schedule of non-cash investing activities:
Payables for leasehold improvement and intangible assets	4,436	643	6,089	7,142
Payables to acquire buildings				61,540
Supplemental disclosure of cash flow information:
Interest paid	10,193	1,478	¥ 10,264	11,782
Income tax paid	¥ 13,615	$ 1,974		¥ 18